Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Due to related parties	$ 180	$ 7,231
Advances for drilling units under construction and related costs	562,909	545,469
Drilling units, machinery and equipment, net	2,324,599	2,438,292
Accrued liabilities	161,170	86,750
Related Party
Due to related parties	180	7,231
Advances for drilling units under construction and related costs	0	1,569
Drilling units, machinery and equipment, net	0	488
Accrued liabilities	$ 2,770	$ 3,100